INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Financial Information of Legacy Dole (Details) - USD ($)	7 Months Ended	12 Months Ended
	Jul. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2018
Summary Statements of Operations:
Revenues, net		$ 6,454,402,000	$ 4,345,939,000	$ 4,166,799,000
Cost of sales		(6,105,271,000)	(4,012,348,000)	(3,864,313,000)
Selling, marketing, general and administrative expenses		(349,769,000)	(264,844,000)	(253,959,000)
Net interest expense		(27,030,000)	(10,523,000)	(12,042,000)
Share of net income		48,027,000	30,279,000	36,943,000
Other income (expense), net		8,658,000	(119,000)	4,141,000
Income tax expense		13,333,000	(18,130,000)	(10,312,000)
Loss from discontinued operations		0	0	0
Less: Net income attributable to noncontrolling interests		(24,027,000)	(18,764,000)	(14,327,000)
Net income (loss) attributable to Dole plc		(7,219,000)	52,488,000	55,060,000
ASSETS
Current assets		1,641,335,000	730,395,000
Intangible assets		368,326,000	65,634,000	78,576,000
Property, plant and equipment		1,430,850,000	219,665,000
Operating lease right-of-use assets		368,632,000	140,212,000
Assets held-for-sale		200,000	0
Other non-current assets		98,917,000	30,496,000
Debt		(1,358,988,000)	(346,831,000)
Operating lease liabilities		(378,760,000)
Other non-current liabilities		(105,310,000)	(18,755,000)
Dividends payable and other current liabilities		(9,078,000)	(1,355,000)
Noncontrolling interest		(132,041,000)	(122,906,000)
Goodwill		511,333,000	234,161,000	221,102,000
Investments in unconsolidated affiliates		126,534,000	458,557,000
Legacy Dole
Summary Statements of Operations:
Share of net income	$ 38,874,000	38,874,000	21,868,000	24,890,000
ASSETS
Goodwill	328,794,000		328,794,000
Impairment recognized upon the Acquisition	(122,926,000)	(122,926,000)	0	0
Investments in unconsolidated affiliates	259,000,000	$ 0	340,485,000	313,289,000
Legacy Dole | Total Produce
ASSETS
Investments in unconsolidated affiliates	259,000,000				$ 300,000,000
Legacy Dole
Summary Statements of Operations:
Revenues, net	2,878,597,000		4,671,999,000	4,515,955,000
Cost of sales	(2,601,253,000)		(4,306,200,000)	(4,161,393,000)
Selling, marketing, general and administrative expenses	(124,417,000)		(189,912,000)	(183,657,000)
Net interest expense	(36,998,000)		(72,906,000)	(82,072,000)
Share of net income	27,000		2,149,000	(378,000)
Other income (expense), net	2,859,000		(29,305,000)	(3,316,000)
Income tax expense	(30,557,000)		(25,332,000)	(25,122,000)
Loss from discontinued operations	0		(43,000)	(2,500,000)
Less: Net income attributable to noncontrolling interests	(1,872,000)		(1,854,000)	(2,205,000)
Net income (loss) attributable to Dole plc	86,386,000		48,596,000	$ 55,312,000
ASSETS
Current assets	927,026,000		784,231,000
Intangible assets	278,079,000		278,093,000
Property, plant and equipment	1,094,605,000		1,093,355,000
Operating lease right-of-use assets	224,451,000		232,067,000
Assets held-for-sale	5,357,000		48,543,000
Other non-current assets	157,891,000		108,297,000
Debt	(1,378,473,000)		(1,247,522,000)
Operating lease liabilities	(221,072,000)		(229,220,000)
Other non-current liabilities	(332,931,000)		(348,956,000)
Dividends payable and other current liabilities	(626,609,000)		(683,542,000)
Noncontrolling interest	(10,252,000)		(9,367,000)
Net assets	118,072,000		25,979,000
Legacy Dole | Total Produce
ASSETS
Net assets	$ 53,132,000		$ 11,691,000